UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Wesner Adams
Title:     Chief Operating Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams     Cincinnati, OH     January 28, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $321,114 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109    15003   288409          Sole                   288409        0        0
AMERICAN INTL GROUP INC        COM              026874107     2974    51019          Sole                    51019        0        0
BANK OF AMERICA CORPORATION    COM              060505104     8096   196230          Sole                   196230        0        0
BEAR STEARNS COS INC           COM              073902108     1471    16672          Sole                    16672        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3540       25          Sole                       25        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    26820     5663          Sole                     5663        0        0
CANADIAN NAT RES LTD           COM              136385101    13249   181960          Sole                   181960        0        0
Canadian Oil Sands Tr New Unit Foreign Equity   13642L100    23676   609655          Sole                   609655        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889     8065   311990          Sole                   311990        0        0
CINCINNATI FINL CORP           COM              172062101      384     9718          Sole                     9718        0        0
COCA COLA CO                   COM              191216100      576     9381          Sole                     9381        0        0
COMCAST CORP NEW               CL A SPL         20030N200    10423   575198          Sole                   575198        0        0
CONOCOPHILLIPS                 COM              20825C104      265     3000          Sole                     3000        0        0
DEVON ENERGY CORP NEW          COM              25179M103    15003   168742          Sole                   168742        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     3192    37192          Sole                    37192        0        0
ENCANA CORP                    COM              292505104     1886    27856          Sole                    27856        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      432    10795          Sole                    10795        0        0
EXXON MOBIL CORP               COM              30231G102     1893    20204          Sole                    20204        0        0
GENERAL ELECTRIC CO            COM              369604103     1504    40565          Sole                    40565        0        0
Hang Lung Pptys Ltd Sponsd     ADR's            41043M104    12535   554628          Sole                   554628        0        0
Henderson Land Dev Comp Ltd    Foreign Equity   Y31476107    15942  1695990          Sole                  1695990        0        0
Henderson Ld Dev Ltd Sponsd    ADR's            425166303      627    65950          Sole                    65950        0        0
HERSHEY CO                     COM              427866108      473    12000          Sole                    12000        0        0
HOME DEPOT INC                 COM              437076102     3547   131673          Sole                   131673        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     5432    64885          Sole                    64885        0        0
INTEL CORP                     COM              458140100     9313   349339          Sole                   349339        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      224     2794          Sole                     2794        0        0
JOHNSON & JOHNSON              COM              478160104    10238   153499          Sole                   153499        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    14177   187701          Sole                   187701        0        0
LEGG MASON INC                 COM              524901105    11849   161988          Sole                   161988        0        0
LIBERTY GLOBAL INC             COM SER C        530555309      297     8108          Sole                     8108        0        0
LOWES COS INC                  COM              548661107     3524   155810          Sole                   155810        0        0
MEDTRONIC INC                  COM              585055106     8191   162948          Sole                   162948        0        0
MERCK & CO INC                 COM              589331107     1229    21153          Sole                    21153        0        0
Mitsui Fudosan Company Ltd Shs Foreign Equity   J4509L101     6723   307000          Sole                   307000        0        0
PENN WEST ENERGY TR            TR UNIT          707885109     3020   116172          Sole                   116172        0        0
PEPSICO INC                    COM              713448108      504     6640          Sole                     6640        0        0
PROCTER & GAMBLE CO            COM              742718109    11144   151780          Sole                   151780        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      505     6000          Sole                     6000        0        0
SCHLUMBERGER LTD               COM              806857108     1180    12000          Sole                    12000        0        0
SK TELECOM LTD                 SPONSORED ADR    78440P108     7618   255305          Sole                   255305        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769     1016     6998          Sole                     6998        0        0
Vanguard Totl Intnl Stock Idx  Mutual Funds     921909602      783    39379          Sole                    39379        0        0
WALGREEN CO                    COM              931422109     8554   224630          Sole                   224630        0        0
WASHINGTON FED INC             COM              938824109     1824    86389          Sole                    86389        0        0
WELLPOINT INC                  COM              94973V107    13816   157484          Sole                   157484        0        0
WELLS FARGO & CO NEW           COM              949746101     5923   196205          Sole                   196205        0        0
Wharf Hldgs Limited Ord        Foreign Equity   Y9551M108     8838  1652000          Sole                  1652000        0        0
Wheelock Company Limited Ord   Foreign Equity   Y9553V106    12834  4278000          Sole                  4278000        0        0
WISDOMTREE TRUST               INTL REAL EST    97717W331      218     4419          Sole                     4419        0        0
WYETH                          COM              983024100      564    12755          Sole                    12755        0        0